Financial risk management - Gains and Losses in OCI from Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative instruments release period	12 months
Net of taxes	€ (52.9)	€ 21.7	€ (7.6)
Purchase transactions
Derivative [Line Items]
Purchase and sales transactions	(62.5)	25.6	(8.9)
Net of taxes	€ (52.9)	€ 21.7	€ (7.6)